Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Subject To Or Available For Operating Lease [Line Items]
Rent expense for office space	$ 2,748	$ 2,508	$ 2,804
Expansion of its dry port
Property Subject To Or Available For Operating Lease [Line Items]
Future minimum revenue	$ 44,200
Lease term	P20Y
Construction of river and estuary tanker
Property Subject To Or Available For Operating Lease [Line Items]
Future minimum revenue	$ 41,640
Lease term	P5Y
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
Charter hire expense	$ 1,521	1,307	2,468
Future minimum revenue	1,067,598
Chartered-in vessels
Property Subject To Or Available For Operating Lease [Line Items]
Charter hire expense	$ 84,114	$ 134,364	$ 111,386